Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales	€ 64	€ 26	€ 131
Royalties and other income	32	33	81
Accounts receivable and other receivables	68	110	174
Purchases and other expenses (including research expenses)	302	167	477
Accounts payable and other payables	€ 97	€ 89	€ 132